Condensed Consolidated Interim Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Expenses
General and administrative	$ 3,047	$ 2,321	$ 5,194	$ 4,565
Demonstration Plant operations	1,427	1,137	2,733	1,992
Management and directors' fees	551	505	1,082	982
Share-based compensation	1,696	1,866	2,961	3,286
Separation benefits	0	0	0	100
Other	7	6	13	12
Foreign exchange (gain) loss	(2,684)	719	(4,905)	721
Loss from operations	4,044	6,554	7,078	11,658
Investment loss from Smackover Lithium	(1,478)	(1,260)	(2,980)	(2,244)
Fair value gain (loss) on financial asset -FID	192	2,542	(644)	3,283
Fair value gain (loss) on Investment in Aqualung	113	(238)	204	2,752
Interest income	1,056	230	2,329	480
Interest expense	(5)	(8)	(9)	(18)
Net loss before income taxes	(4,166)	(5,288)	(8,178)	(7,405)
Deferred income tax benefit	1,114	306	2,388	873
Net loss	(3,052)	(4,982)	(5,790)	(6,532)
Item that may be reclassified subsequently to income or loss:
Currency translation differences of foreign operations	(2,807)	984	(5,161)	1,004
Total comprehensive loss	$ (5,859)	$ (3,998)	$ (10,951)	$ (5,528)
Weighted average number of common shares outstanding - Basic	244,206,497	196,603,088	242,955,222	194,596,722
Weighted average number of common shares outstanding - Diluted	244,206,497	196,603,088	242,955,222	194,596,722
Basic loss per share (in USD per share)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.03)
Diluted loss per share (in USD per share)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.03)